UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
  (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
 (Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

June 30, 2016

Semi-Annual Report

THE MERGER FUND VL

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	94.7%	Cash & Stock	33.7%
Financial	5.3%	Cash	31.5%
		Stock and Stub(1)	16.0%
By Deal Type		Stock with Flexible
Friendly	100.0%	Exchange Ratio (Collar)	1.8%
Hostile	0.0%	Undetermined(2)	6.9%
		Stock with Fixed Exchange Ratio	10.1%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2016.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund VL (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2016.  Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period 1/1/16 – 6/30/16.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or extraordinary expenses. In addition, charges and expenses at the insurance company separate account level are not reflected.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2016 (Unaudited)

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 —
	1/1/16	6/30/16	Ratio	6/30/16*
Actual+(1)	$1,000.00	$1,008.60	1.87%	$9.34
Hypothetical+(2)	$1,000.00	$1,015.56	1.87%	$9.37

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
+
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $6.99 and $7.02, respectively.

(1)	Ending account values and expenses paid during the period based on a 0.86% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a hypothetical 5.00% annual return before expenses.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS — 98.21%
COMMON STOCKS — 62.88%
	ALUMINUM — 1.06%
33,800	Alcoa, Inc. (e)	$313,326
	ASSET MANAGEMENT & CUSTODY BANKS — 0.11%
3,183	NorthStar Asset Management Group, Inc.	32,498
	AUTOMOBILE MANUFACTURERS — 1.05%
10,900	General Motors Company (e)	308,470
	BROADCASTING — 1.73%
3,500	CBS Corporation Class B (e)	190,540
1,100	iHeartMedia, Inc. (a)	1,430
1,222	Liberty Media Group Class A (a)	23,389
4,891	Liberty SiriusXM Group Class A (a)	153,382
8,208	Media General, Inc. (a)	141,095
		509,836
	CABLE & SATELLITE — 0.38%
28,500	Sirius XM Holdings, Inc. (a)(e)	112,575
	CASINOS & GAMING — 1.92%
25,000	MGM Resorts International (a)(e)	565,750
	CONSTRUCTION MATERIALS — 0.16%
350,364	West China Cement Ltd. (a)(b)(f)	48,322
	CONSUMER FINANCE — 0.04%
259	Cash America International, Inc.	11,039
	DIVERSIFIED CHEMICALS — 1.72%
10,162	The Dow Chemical Company (e)	505,153
81	Huntsman Corporation	1,089
		506,242
	DRUG RETAIL — 0.47%
18,350	Rite Aid Corporation (a)	137,442
	ENVIRONMENTAL & FACILITIES SERVICES — 0.00%
2	Waste Connections, Inc. (b)	144
	FERTILIZERS & AGRICULTURAL CHEMICALS — 1.32%
5,073	Syngenta AG - ADR	389,556
	HEALTH CARE EQUIPMENT — 2.39%
9,028	St. Jude Medical, Inc.	704,184
	HEALTH CARE SUPPLIES — 0.60%
4,246	Alere, Inc. (a)	176,973

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value
	HOTELS, RESORTS & CRUISE LINES — 4.39%
17,506	Starwood Hotels & Resorts Worldwide, Inc.	$1,294,569
	HOUSEWARES & SPECIALTIES — 3.42%
16,060	Jarden Corporation (a)(d)(g)	1,006,923
	HYPERMARKETS & SUPER CENTERS — 0.07%
2,500	UNY Group Holdings Company, Ltd. (b)	20,844
	INDUSTRIAL CONGLOMERATES — 1.85%
17,300	General Electric Company (e)	544,604
	INTERNET SOFTWARE & SERVICES — 7.99%
5,788	LinkedIn Corporation Class A (a)(e)	1,095,379
588	Qihoo 360 Technology Company Ltd. – ADR (a)	42,953
32,344	Yahoo!, Inc. (a)	1,214,841
		2,353,173
	LIFE SCIENCES TOOLS & SERVICES — 0.14%
651	Quintiles Transnational Holdings, Inc. (a)	42,523
	MANAGED HEALTH CARE — 0.49%
799	Humana, Inc. (e)	143,724
	MOVIES & ENTERTAINMENT — 0.00%
1,932	SFX Entertainment, Inc. (a)	40
	MULTI-LINE INSURANCE — 3.17%
17,664	American International Group, Inc. (e)	934,249
	OIL & GAS & CONSUMABLE FUELS — 0.27%
3,843	Western Refining, Inc. (e)	79,285
	OIL & GAS REFINING & MARKETING — 0.21%
6,859	Showa Shell Sekiyu K.K. (b)	63,233
	OIL & GAS STORAGE & TRANSPORTATION — 1.56%
16,892	Columbia Pipeline Group, Inc.	430,577
1,368	The Williams Companies, Inc.	29,590
		460,167
	PHARMACEUTICALS — 0.96%
1,228	Allergan plc (a)(b)(e)	283,779
4	Mylan NV (a)(b)(d)(f)	173
		283,952
	REGIONAL BANKS — 2.18%
49,182	First Niagara Financial Group	479,033
8,008	FirstMerit Corporation	162,322
		641,355

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value
	REITs — 1.94%
308	Apollo Residential Mortgage, Inc.	$4,127
2,881	Equity Commonwealth (a)	83,924
9,226	Hatteras Financial Corporation	151,306
955	Parkway Properties, Inc.	15,977
15,209	Starwood Property Trust, Inc.	315,131
		570,465
	SECURITY & ALARM SERVICES — 4.23%
29,257	Tyco International plc (b)	1,246,348
	SEMICONDUCTORS — 4.43%
17,805	KLA-Tenor Corporation	1,304,216
	SOFTWARE — 0.64%
6,419	Qlik Technologies, Inc. (a)	189,874
	SPECIAL PURPOSE ACQUISITION COMPANY — 0.10%
3,048	KLR Energy Acquisition Corporation Class A (a)	30,511
	SPECIALIZED FINANCE — 0.15%
1,333	Markit Ltd. (a)(b)	43,456
	SPECIALTY CHEMICALS — 3.19%
8,688	The Valspar Corporation	938,565
	TECHNOLOGY DISTRIBUTIONS — 3.31%
27,999	Ingram Micro, Inc. Class A	973,805
	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — 5.24%
56,775	EMC Corporation	1,542,577
	TOTAL COMMON STOCKS (Cost $18,004,759)	18,524,815

CLOSED-END FUNDS — 1.04%
19,435	American Capital Ltd.(a)	307,656
	TOTAL CLOSED-END FUNDS (Cost $310,045)	307,656

CONTINGENT VALUE RIGHTS — 0.01%
7,030	Casa Ley, S.A. de C.V. (a)(g)	2,460
268	Leap Wireless International, Inc. (a)(g)	858
7,030	Property Development Centers LLC (a)(g)	352
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	3,670

Principal Amount
CORPORATE BONDS — 3.88% (f)
	Aeropuertos Dominicanos Siglo XXI, S.A.
$23,000	9.250%, 11/13/2019 (b)(i)	24,598

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Principal Amount		Value
	Alere, Inc.
$34,000	6.500%, 6/15/2020	$34,000
	Elizabeth Arden, Inc.
187,000	7.375%, 3/15/2021	191,208
	Energy Future Intermediate Holding Company LLC
91,244	11.000%, 10/1/2021 (h)	105,387
466,533	11.750%, 3/1/2022 (h)(i)	548,176
	LIN Television Corporation
236,000	5.875%, 11/15/2022	238,360
	TOTAL CORPORATE BONDS (Cost $1,087,477)	1,141,729

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS — 0.01%
	SPDR S&P 500 ETF Trust
16	Expiration: August 2016, Exercise Price: $213.00	3,424
		3,424
PURCHASED PUT OPTIONS — 0.66%
	Alcoa, Inc.
73	Expiration: July 2016, Exercise Price: $6.00	109
192	Expiration: August 2016, Exercise Price: $7.00	1,344
73	Expiration: October 2016, Exercise Price: $6.00	657
	Allergan plc
3	Expiration: August 2016, Exercise Price: $205.00	1,035
4	Expiration: August 2016, Exercise Price: $210.00	1,760
5	Expiration: August 2016, Exercise Price: $215.00	2,775
	American International Group, Inc.
5	Expiration: July 2016, Exercise Price: $45.00	15
73	Expiration: July 2016, Exercise Price: $50.00	1,898
4	Expiration: July 2016, Exercise Price: $52.50	314
45	Expiration: August 2016, Exercise Price: $50.00	4,275
6	Expiration: September 2016, Exercise Price: $50.00	804
	CBS Corporation Class B
95	Expiration: September 2016, Exercise Price: $40.00	2,423
	The Dow Chemical Company
80	Expiration: September 2016, Exercise Price: $45.00	6,000
	General Electric Company
173	Expiration: July 2016, Exercise Price: $27.00	173
	General Motors Company
208	Expiration: September 2016, Exercise Price: $26.00	14,040
3	Expiration: September 2016, Exercise Price: $27.00	291

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value
	Humana, Inc.
8	Expiration: November 2016, Exercise Price: $160.00	$10,760
	MGM Resorts International
51	Expiration: September 2016, Exercise Price: $19.00	1,989
199	Expiration: September 2016, Exercise Price: $20.00	11,542
	SPDR S&P 500 ETF Trust
20	Expiration: July 2016, Exercise Price: $212.00	7,000
9	Expiration: August 2016, Exercise Price: $209.00	3,663
26	Expiration: September 2016, Exercise Price: $180.00	3,120
26	Expiration: September 2016, Exercise Price: $200.00	9,724
	VMware, Inc. Class A
28	Expiration: September 2016, Exercise Price: $95.00	108,080
		193,791
	TOTAL PURCHASED OPTIONS (Cost $216,944)	197,215

Principal Amount
ESCROW NOTES — 0.01%
$7,668	AMR Corporation (a)(d)(g)	3,834
	TOTAL ESCROW NOTES (Cost $4,196)	3,834

Shares
SHORT-TERM INVESTMENTS — 29.72%
1,464,000	BlackRock Liquidity Funds TempFund Portfolio,
	Institutional Share Class, 0.43% (c)(e)	1,464,000
1,464,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.26% (c)(e)	1,464,000
1,464,000	First American Government Obligations Fund,
	Institutional Share Class, 0.26% (c)(e)	1,464,000
1,464,000	Goldman Sachs Financial Square-Money Market Fund,
	Institutional Share Class, 0.43% (c)(e)	1,464,000
1,464,000	The Liquid Asset Portfolio,
	Institutional Share Class, 0.43% (c)	1,464,000
1,436,561	The Treasury Portfolio,
	Institutional Share Class, 0.27% (c)	1,436,561
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,756,561)	8,756,561
	TOTAL LONG INVESTMENTS (Cost $28,379,982) — 98.21%	28,935,480

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value
SHORT INVESTMENTS — (20.03)% (a)
SHORT COMMON STOCKS — (19.58)%
	AIRLINES — (0.04)%
(402)	American Airlines Group, Inc.	$(11,381)
	AUTO PARTS & EQUIPMENT — (5.06)%
(33,710)	Johnson Controls, Inc.	(1,492,005)
	BANKS — (1.25)%
(33,444)	KeyCorp	(369,556)
	BROADCASTING — (0.16)%
(1,026)	Nexstar Broadcasting Group, Inc. Class A	(48,817)
	CABLE & SATELLITE — (0.88)%
(65,812)	Sirius XM Holdings, Inc.	(259,957)
	COMMERCIAL SERVICES — (0.00)%
(2)	Global Payments, Inc.	(143)
	CONSUMER FINANCE — (0.04)%
(219)	First Cash Financial Services, Inc.	(11,241)
	DIVERSIFIED CHEMICALS — (0.21)%
(1,136)	The Dow Chemical Company	(56,471)
(99)	E. I. Du Pont de Nemours and Company	(6,415)
		(62,886)
	FOOD RETAIL — (0.07)%
(342)	FamilyMart Company, Ltd. (b)	(20,699)
	HEALTH CARE EQUIPMENT — (1.05)%
(7,839)	Abbott Laboratories	(308,151)
	HEALTH CARE TECHNOLOGY — (0.15)%
(1,696)	IMS Health Holdings, Inc.	(43,011)
	HOTELS, RESORTS & CRUISE LINES — (1.99)%
(8,820)	Marriott International, Inc. Class A	(586,177)
	INTERNET SOFTWARE & SERVICES — (3.49)%
(12,936)	Alibaba Group Holding Ltd. - ADR	(1,028,800)
	MOVIES & ENTERTAINMENT — (0.08)%
(1,008)	Live Nation Entertainment, Inc.	(23,688)
	OIL & GAS & CONSUMABLE FUELS — (0.30)%
(719)	Energy Transfer Equity LP	(10,332)
(3,843)	Western Refining, Inc.	(79,281)
		(89,613)
	OIL & GAS REFINING & MARKETING — (0.26)%
(3,528)	Idemitsu Kosan Company, Ltd. (b)	(75,572)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value
	PHARMACEUTICALS — (0.29)%
(2,397)	Pfizer, Inc.	$(84,398)
	REGIONAL BANKS — (0.42)%
(13,773)	Huntington Bancshares, Inc.	(123,131)
	REITs — (0.52)%
(9,127)	Annaly Capital Management, Inc.	(101,036)
(128)	Apollo Commercial Real Estate Finance, Inc.	(2,057)
(2,170)	Colony Capital, Inc. Class A	(33,309)
(1,557)	Cousins Properties, Inc.	(16,193)
		(152,595)
	RESEARCH & CONSULTING SERVICES — (0.15)%
(374)	IHS, Inc. Class A	(43,238)
	SEMICONDUCTORS — (2.54)%
(8,907)	Lam Research Corporation	(748,722)
	SOFTWARE — (0.56)%
(2,877)	VMware, Inc. Class A	(164,622)
	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — (0.07)%
(539)	Lexmark International, Inc. Class A	(20,347)
	TOTAL SHORT COMMON STOCKS (Proceeds $5,525,170)	(5,768,750)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value
SHORT CLOSED-END FUNDS — (0.45)%
(9,314)	Ares Capital Corporation	$(132,259)
	TOTAL SHORT CLOSED-END FUNDS (Proceeds $134,116)	(132,259)
	TOTAL SHORT INVESTMENTS
	(Proceeds $5,659,286) — (20.03)%	(5,901,009)
	TOTAL NET INVESTMENTS
	(Cost $22,720,696) — 78.18%	23,034,471
	OTHER ASSETS IN EXCESS OF LIABILITIES — 21.82%	6,428,810
	TOTAL NET ASSETS — 100.00%	$29,463,281

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2016, these securities represent 1.94% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	Alcoa, Inc.
73	Expiration: July 2016, Exercise Price: $8.00	$9,636
192	Expiration: August 2016, Exercise Price: $8.00	27,072
73	Expiration: October 2016, Exercise Price: $8.00	11,753
	Allergan plc
3	Expiration: August 2016, Exercise Price: $215.00	6,390
4	Expiration: August 2016, Exercise Price: $230.00	4,600
5	Expiration: August 2016, Exercise Price: $235.00	4,375
	American International Group, Inc.
63	Expiration: August 2016, Exercise Price: $55.00	5,733
13	Expiration: September 2016, Exercise Price: $55.00	1,599
	CBS Corporation Class B
95	Expiration: September 2016, Exercise Price: $50.00	51,062
	The Dow Chemical Company
89	Expiration: September 2016, Exercise Price: $50.00	18,868
	General Electric Company
173	Expiration: July 2016, Exercise Price: $29.00	43,683
	General Motors Company
204	Expiration: September 2016, Exercise Price: $29.00	19,482
8	Expiration: September 2016, Exercise Price: $30.00	464
6	Expiration: September 2016, Exercise Price: $32.00	102
	Humana, Inc.
8	Expiration: November 2016, Exercise Price: $190.00	13,560
	LinkedIn Corporation Class A
21	Expiration: August 2016, Exercise Price: $200.00	105
	Marriott International, Inc. Class A
10	Expiration: July 2016, Exercise Price: $62.50	3,960
24	Expiration: October 2016, Exercise Price: $67.50	6,360
	MGM Resorts International
51	Expiration: September 2016, Exercise Price: $21.00	12,725
199	Expiration: September 2016, Exercise Price: $23.00	25,870
	SPDR S&P 500 ETF Trust
16	Expiration: August 2016, Exercise Price: $208.00	7,920
		275,319

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value
PUT OPTIONS WRITTEN
	Humana, Inc.
8	Expiration: November 2016, Exercise Price: $130.00	$4,360
	Pfizer, Inc.
23	Expiration: July 2016, Exercise Price: $33.00	115
	SPDR S&P 500 ETF Trust
10	Expiration: July 2016, Exercise Price: $204.00	800
52	Expiration: September 2016, Exercise Price: $190.00	10,842
		16,117
	TOTAL OPTIONS WRITTEN (Premiums received $362,055)	$291,436

ETF – Exchange-Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2016 (Unaudited)

			USD Value at June 30, 2016			USD Value at June 30, 2016	Unrealized Appreciation (Depreciation)**
Settlement Date	Currency to be Delivered			Currency to be Received

8/23/16	426,527	AUD	$317,453	308,465	USD	$308,465	$(8,988)
7/21/16	13,272	GBP	17,672	18,925	USD	18,925	1,253
9/14/16	32,243	GBP	42,955	43,547	USD	43,547	592
9/14/16	1,278	USD	1,278	928	GBP	1,236	(42)
10/4/16	1,038,268	GBP	1,383,573	1,480,668	USD	1,480,668	97,095
7/27/16	592,115	HKD	76,352	76,309	USD	76,309	(43)
8/10/16	2,571,641	SEK	304,509	307,903	USD	307,903	3,394
			$2,143,792			$2,237,053	$93,261

AUD – Australian Dollar
GBP – British Pound
HKD – Hong Kong Dollar
SEK – Swedish Krona
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2016 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
8/26/16	Asciano Ltd.	46,615	$298,213	$10,028	JPM
10/5/16	CBS Corporation Class B	6,053	238,912	90,117	BAML
9/30/16	General Motors Company	12,000	349,800	(10,926)	BAML
6/24/17	Home Retail Group plc	37,797	77,063	(133)	JPM
2/11/17	Meda AB Class A	17,518	306,071	9,811	BAML
2/16/17	Meda AB Class A	1,945	32,934	2,200	JPM
4/8/17	Rexam plc (a)	3,261	28,828	(612)	BAML
12/7/16	SABMiller plc	23,597	1,422,477	(50,264)	JPM
2/11/17	Syngenta AG (a)	389	156,904	(4,289)	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
4/8/17	Ball Corporation (a)	(149)	(10,693)	89	BAML
6/24/17	J Sainbury plc	(12,133)	(36,567)	(954)	JPM
2/11/17	Mylan NV (a)	(935)	(38,912)	(1,500)	BAML
				$43,567

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

ASSETS:
Investments, at value (Cost $28,379,982)		$28,935,480
Cash held in foreign currency (Cost $54)		54
Deposits at brokers		5,659,286
Receivable from brokers		954,059
Receivable for forward currency exchange contracts		93,261
Receivable for swap contracts		82,690
Receivable for investments sold		378,424
Dividends and interest receivable		58,600
Receivable for fund shares issued		27,279
Prepaid expenses and other receivables		5,593
Total Assets		36,194,726
LIABILITIES:
Securities sold short, at value (proceeds of $5,659,286)	$5,901,009
Written option contracts, at value
(premiums received $362,055)	291,436
Payable for swap contracts	39,123
Payable for investments purchased	397,180
Accrued expenses and other liabilities	71,151
Dividends and interest payable	21,111
Payable to the investment adviser	10,256
Payable for fund shares redeemed	179
Total Liabilities		6,731,445
NET ASSETS		$29,463,281
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment loss		$(48,024)
Accumulated net realized loss on investments,
securities sold short, written option contracts
expired or closed, forward currency exchange contracts,
swap contracts, and foreign currency translation		(1,163,189)
Net unrealized appreciation (depreciation) on:
Investments	$555,498
Securities sold short	(241,723)
Written option contracts	70,619
Forward currency exchange contracts	93,261
Swap contracts	43,567
Net unrealized appreciation		521,222
Paid-in capital		30,153,272
Total Net Assets		$29,463,281
NET ASSET VALUE and offering price per share*
($29,463,281 / 2,789,684 shares of
beneficial interest outstanding)		$10.56

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest		$42,054
Dividend income on long positions
(net of foreign withholding taxes of $1,999)		188,257
Total investment income		230,311
EXPENSES:
Investment advisory fees	$193,804
Professional fees	49,855
Transfer agent and shareholder servicing agent fees	39,425
Fund accounting expenses	21,533
Administration fees	14,062
Miscellaneous expenses	5,761
Reports to shareholders	5,704
Custody fees	4,789
Trustees’ fees and expenses	3,077
Compliance fees	685
Federal and state registration fees	399
Borrowing expenses on securities sold short	22,002
Dividends on securities sold short	50,916
Total expenses before expense waiver by adviser		412,012
Less: Expense reimbursed by Adviser (Note 3)		(122,034)
Net expenses		289,978
NET INVESTMENT LOSS		(59,667)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(1,327,733)
Securities sold short	(43,754)
Written option contracts expired or closed	569,715
Forward currency exchange contracts	39,355
Swap contracts	95,685
Foreign currency translation	(986)
Net realized loss		(667,718)
Change in unrealized appreciation (depreciation) on:
Investments	1,269,459
Securities sold short	(117,601)
Written option contracts	(94,430)
Forward currency exchange contracts	71,721
Swap contracts	(157,037)
Foreign currency translation	3
Net unrealized appreciation		972,115
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		304,397
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$244,730

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(Unaudited)

Net investment loss	$(59,667)	$(150,238)
Net realized gain (loss) on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts, and
foreign currency translation	(667,718)	140,111
Change in unrealized appreciation (depreciation)
on investments, securities sold short, written
option contracts, forward currency exchange
contracts, swap contracts, and foreign
currency translation	972,115	(388,979)
Net increase (decrease) in net assets
resulting from operations	244,730	(399,106)

Distributions to shareholders from: (Note 5)
Net investment income	—	(709,107)
Net realized gains	—	(219,497)
Total dividends and distributions	—	(928,604)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	(3,934,166)	11,626,736
Net increase (decrease) in net assets	(3,689,436)	10,299,026

NET ASSETS:
Beginning of period	33,152,717	22,853,691
End of period (including accumulated
undistributed net investment income (loss) of
$(48,024) and $11,643, respectively)	$29,463,281	$33,152,717

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$10.47		$10.87	$10.92	$10.54	$10.44	$11.03
Income from
investment operations:
Net investment
income (loss)(1)	(0.02)		(0.05)	0.26	0.02	(0.04)	(0.13)
Net realized and
unrealized gain (loss)
on investments	0.11		(0.05)	(0.11)	0.39	0.30	0.23
Total from investment
operations	0.09		(0.10)	0.15	0.41	0.26	0.10
Less distributions:
Distributions from net
investment income	—		(0.23)	(0.14)	(0.03)	—	—
Distributions from net
realized gains	—		(0.07)	(0.06)	—	(0.16)	(0.69)
Total dividends
and distributions	—		(0.30)	(0.20)	(0.03)	(0.16)	(0.69)
Net Asset Value,
end of period	$10.56		$10.47	$10.87	$10.92	$10.54	$10.44
Total Return	0.86	%(4)	(0.90)%	1.37%	3.88%	2.52%	0.87%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Supplemental data and ratios:
Net assets, end of
period (000’s)	$29,463		$33,153	$22,854	$19,078	$14,384	$14,326
Ratio of gross expenses
to average net assets:
Before expense waiver	2.66	%(3)	2.57%	2.80%	2.96%	3.06%	3.44%
After expense waiver	1.87	%(3)	1.79%	1.74%	1.65%	1.92%	2.19%
Ratio of dividends on
short positions and
borrowing expense on
securities sold short to
average net assets	0.47	%(3)	0.39%	0.34%	0.25%	0.52%	0.79%
Ratio of expenses to
average net assets
excluding dividends on
short positions and
borrowing expense on
securities sold short	1.40	%(3)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to average
net assets:
Before expense waiver	(1.17	)%(3)	(1.27)%	1.33%	(1.15)%	(1.57)%	(2.44)%
After expense waiver	(0.38	)%(3)	(0.49)%	2.39%	0.16%	(0.43)%	(1.19)%
Portfolio turnover rate(2)	97	%(4)	167%	154%	196%	269%	273%

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2016, 99.7% of the shares outstanding of the Fund were owned by five insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.    Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Equity securities that trade on an exchange will typically be valued based on the last reported sale price.  Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value  pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2016, securities fair valued in good faith based on the absolute value of long investments, and unrealized appreciation (depreciation) of swap contracts represented 3.45% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2016. These assets and liabilities are measured on a recurring basis.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$17,469,397	$48,495	$1,006,923	$18,524,815
Closed-End Funds	307,656	—	—	307,656
Contingent Value Rights	—	—	3,670	3,670
Corporate Bonds	—	1,141,729	—	1,141,729
Purchased Option Contracts	197,215	—	—	197,215
Escrow Notes	—	—	3,834	3,834
Short-Term Investments	8,756,561	—	—	8,756,561
Forward Currency
Exchange Contracts**	—	93,261	—	93,261
Swap Contracts**	—	82,690	—	82,690
Total	$26,730,829	$1,366,175	$1,014,427	$29,111,431
Liabilities
Short Common Stocks*	$5,768,750	$—	$—	$5,768,750
Short Closed-End Funds	132,259	—	—	132,259
Written Option Contracts	291,436	—	—	291,436
Swap Contracts**	—	39,123	—	39,123
Total	$6,192,445	$39,123	$—	$6,231,568

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2016, the value of these securities was approximately $1,014,427. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific events.

For the six months ended June 30, 2016, $1,006,923 were transferred from Level 1 to Level 3 due to a change in the valuation technique. There were no transfers into or out of Level 2 during the reporting period.  Transfers are recorded at the end of the reporting period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common	Contingent	Escrow	Total
Description	Stocks	Value Rights	Notes	Investment
Balance as of December 31, 2015	$—	$4,507	$9,968	$14,475
Purchases on Investments	—	—	—	—
(Sales) of Investments	—	—	—	—
Transfers Into Level 3	1,006,923	—	—	1,006,923
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Depreciation	—	(837)	(6,134)	(6,971)
Balance as of June 30, 2016	$1,006,923	$3,670	$3,834	$1,014,427

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at June 30, 2016 totals $(6,971).

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2016 are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2016	Technique	Input	Range
Common Stock	$1,006,923	Model	Likelihood of Receipt Value	59.21 – 65.13
Contingent Value Rights	$2,460	Broker Quote	No Active Market	0.30 – 0.50
Contingent Value Rights	$858	Broker Quote	No Active Market	3.10 – 3.30
Contingent Value Rights	$352	Broker Quote	No Active Market	0.00 – 0.05
Escrow Notes	$3,834	Broker Quote	No Active Market	0.45 – 0.55

B.    Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.    Transactions with Brokers
The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Fund may maintain cash deposits at brokers beyond the receivables for short sales. The Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.    Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2016, open Federal and New York

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
tax years include the tax years ended December 31, 2012 through December 31, 2015. The Fund has no tax examination in progress.

E.    Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.    Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description.  Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
depreciation on the underlying securities that may be held by the Fund.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.    Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2016, the Fund used forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description.  A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.    Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2016, the Fund entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).  Refer to Note 2 A. for a pricing description.

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Fund’s counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.     Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
J.     Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.    Foreign Currency Translations
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities and on the Statement of Operations.

L.    Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.   Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
N.    Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2016, expenses include $22,002 of borrowing expenses on securities sold short.

O.    Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.  Written and purchased options sold on an exchange expose the Fund to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.    The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Fund’s counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

Q.    Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2016, the Fund’s monthly average quantities and notional values are described below:

	Monthly Average	Monthly Average
	Quantity	Premiums/Notional Value*
Purchased Option Contracts	1,801	$314,028
Written Option Contracts	2,110	$478,152
Forward Currency Exchange Contracts	8	$1,602,991
Long Total Return Swap Contracts	118,600	$2,481,016
Short Total Return Swap Contracts	7,384	$197,818

*	Purchased and written options present monthly average premiums and forward currency exchange contracts and total return swaps present monthly average notional value.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2016:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$197,215
Swap Contracts	Receivables	82,690
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	93,261
Total		$373,166
	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$291,436
Swap Contracts	Payables	39,123
Total		$330,559

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(211,839)	$569,715	$—	$95,685	$453,561
Foreign Exchange
Contracts	—	—	39,355	—	39,355
Total	$(211,839)	$569,715	$39,355	$95,685	$492,916

*	The amounts disclosed are included in the realized gain (loss) on investments.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$62,581	$(94,430)	$—	$(157,037)	$(188,886)
Foreign Exchange
Contracts	—	—	71,721	—	71,721
Total	$62,581	$(94,430)	$71,721	$(157,037)	$(117,165)

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to either reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund so that the total Annual Fund Operating Expenses do not exceed 1.40% of the Fund’s average daily net assets until April 30, 2017 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2016, the Adviser waived $122,034 of advisory fees to the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 3 — AGREEMENTS (continued)
Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/16	$216,693
12/31/17	$229,465
12/31/18	$240,484
12/31/19	$122,034

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Shares	Amount	Shares	Amount
Issued	352,908	$3,687,273	1,593,362	$17,459,809
Issued as reinvestment
of dividends	—	—	88,777	928,604
Redeemed	(728,743)	(7,621,439)	(618,536)	(6,761,677)
Net Increase (Decrease)	(375,835)	$(3,934,166)	1,063,603	$11,626,736

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
Purchases and sales of securities for the six months ended June 30, 2016 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) aggregated $22,349,183 and $22,711,793, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$32,887,342
Gross unrealized appreciation	1,512,557
Gross unrealized depreciation	(2,509,847)
Net unrealized depreciation	$(997,290)
Undistributed ordinary income	$533,705
Undistributed long-term capital gain	72,775
Total distributable earnings	$606,480
Other accumulated losses	(543,911)
Total accumulated losses	$(934,721)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions, swap treatment, and equalization. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

Accumulated Net Realized Loss on
Accumulated	Investment, Securities Sold Short, Written
Undistributed	Option Contracts Expired or Closed,
Net Investment	Swap Contracts, Foreign Currency Translation
Income	and Forward Currency Exchange Contracts	Paid-in Capital
$204,137	$(203,508)	$(629)

The tax components of dividends paid during the six months ended June 30, 2016 and year ended December 31, 2015 were as follows:

	2016	2015
Ordinary Income	$—	$778,441
Long-Term Capital Gains	—	150,163
Total Distributions Paid	$—	$928,604

The Fund designated as long term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2015. As of December 31, 2015, the Fund did not have a post-October capital loss or a capital loss carryforward.

Note 6 — WRITTEN OPTION CONTRACTS
The premium amount and the number of written option contracts during the six months ended June 30, 2016 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2015	2,906	$636,492
Options written	6,084	1,305,194
Options closed	(5,065)	(1,112,665)
Options exercised	(1,032)	(252,819)
Options expired	(1,470)	(214,147)
Options outstanding at June 30, 2016	1,423	$362,055

Note 7 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange
Contracts**	$102,334	$9,073	$93,261	$—	$—	$93,261
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	100,017	17,327	82,690	—	—	82,690
Swap Contracts —
JPMorgan Chase
& Co., Inc.	12,228	12,228	—	—	—	—
	$214,579	$38,628	$175,951	$—	$—	$175,951
Liabilities:
Description
Forward Currency
Exchange
Contracts**	$9,073	$9,073	$—	$—	$—	$—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	51,351	12,228	39,123	—	39,123	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	17,327	17,327	—	—	—	—
Written Option
Contracts**	291,436	—	291,436	—	291,436	—
	$369,187	$38,628	$330,559	$—	$330,559	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Fund as of June 30, 2016.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 8 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2015 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2015 was 25.95% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2015 was 8.91% for the Fund.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as PricewaterhouseCoopers LLP (“PwC”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committees (the “Audit Committee”) of the Board of Trustees (the “Board”) of The Merger Fund (“TMF”), The Merger Fund VL (“VL”) and Westchester Capital Funds (“WCF”) (together, the “Funds”), some of PwC’s relationships with its lenders who also own shares of one or more Funds (the “Lenders”) implicate the Loan Rule, which therefore required a closer evaluation of PwC’s objectivity and impartiality. It is the Funds’ understanding that issues under the Loan Rule affect other accounting firms and many mutual fund complexes as well. The Funds are providing this disclosure to explain the facts and circumstances as well as PwC’s conclusions concerning PwC’s objectivity and impartiality with respect to the audits of the Funds.

PwC advised the Audit Committee that it believes that, in light of the facts of its borrowing and audit relationships, its ability to exercise objective and impartial judgment on all issues encompassed within PwC’s audit engagement has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the Lenders have no ability to influence the conduct of the audits or the objectivity of any member of the PwC audit engagement team; (2) PwC’s debts to the Lenders are in good standing and no Lender has the right to take action against PwC, as borrower, in connection with the financings; (3) PwC’s debt balances to the Lenders are immaterial to PwC and to each Lender; (4) the loans are either from a syndicate of unrelated lenders, which precludes initiation of any change to the terms of the loans without the agreement of a majority of the lenders, or the loans are in the form of a capital lease, which precludes initiation of any change to the terms of the loan; (5) there have been no changes to the loans in question since the origination of each respective note; (6) PwC has lending relationships with a diverse group of lenders, therefore PwC is not dependent upon any Lender or Lenders; and (7) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team.

On June 20, 2016, the SEC Staff issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) (the “No-Action Letter”) involving auditor independence issues similar to those described above. In the No-Action Letter, the SEC Staff indicated that it would not recommend enforcement action against the fund group if the fund group continues to fulfill its regulatory requirements under the federal securities laws by using the audit services performed by an auditor that is not in compliance with the Loan Rule assuming: (1) the auditor has complied with Public Company Accounting Oversight Board Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is limited to certain lending relationships, including, if applicable, the making of a reasonable inquiry regarding the nature of a Lender’s ownership of Fund shares as of the record date of the meeting of shareholders of a Fund that has been called to act on certain matters that could influence the objectivity and impartiality of PwC; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the No-Action Letter was issued to one fund complex, it is generally available to other fund complexes that find themselves in the same circumstances as those outlined in the No-Action Letter. The Funds may rely on the No-Action Letter to the extent the requirements of the No-Action Letter appear to be met with respect to PwC’s lending relationships described above. The SEC Staff has indicated that the no-action relief will expire 18 months from its issuance of the No-Action Letter.

If PwC were ultimately determined not to be independent or the Funds were unable to rely on the No-Action Letter or some other similar form of relief, the financial statements audited by PwC may have to be audited by another independent registered public accounting firm and the Funds could incur additional expense and other burdens on its operations.

The next audit of each Fund's financial statements will occur after the completion of each Fund's current fiscal year, which ends on December 31, 2016. The Funds' Audit Committee will continue to evaluate these matters, including as additional information becomes available.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 2, 2016

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date    September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 2, 2016

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date    September 2, 2016

* Print the name and title of each signing officer under his or her signature.